Organization and Business Operation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization and Business Operation (Textual)
Escrow deposit	$ 11,900
Reverse merger transaction cost	6,300
Restricted trust amount	81,300
Conversion of stock, amount	$ 21,600
Conversion of stock, shares	2,136,751
Transaction cost	$ 2,000
Accounts payable and accrued expenses	145	$ 70
Working capital	19,000
Accumulated deficit	(8,861)	(808)
Cash and cash equivalents	11,840	25,829	$ 11,709	$ 376
Net loss	$ (8,053)	$ (511)	$ (11)
Controlling Shareholders [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	16,213,268
Equity interest in acquired	63.00%
Reverse merger, description	1,173,267 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $10.10 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by Inc to fund the payment of the purchase price for the put option if it is exercised.
Service fees	$ 18,100
Migdal [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	480,000
Service fees	$ 1,200
Net income shares	253,500
Reverse merger transaction cost	$ 4,300
ASM Former Shareholder [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger	480,000
Equity interest in acquired	16.00%
Service fees	$ 900
Net income shares	253,500
Commission percentage	3.00%